Share-based payment arrangements - Summary of movements in number of share options outstanding and weighted average exercise prices (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Weighted average price Cdn$
Beginning balance (in dollars per share) | $ / shares	$ 11.56	$ 14.08
Granted (in dollars per share) | $ / shares	13.27	12.72
Exercised (in dollars per share) | $ / shares	6.36	7.75
Expired (in dollars per share) | $ / shares	16.27	33.40
Forfeited (in dollars per share) | $ / shares	12.68	12.53
Ending balance (in dollars per share) | $ / shares	$ 11.32	$ 11.56
Number of options
Beginning balance (in shares) | shares	5,092,388	5,714,491
Granted (in shares) | shares	1,091,891	1,156,744
Exercised (in shares) | shares	(339,540)	(618,915)
Expired (in shares) | shares	(803,771)	(813,933)
Forfeited (in shares) | shares	(790,230)	(345,999)
Ending balance (in shares) | shares	4,250,738	5,092,388